UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-09637



Name of Fund: BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series

Funds, Inc.



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Donald C. Burke, Chief Executive

Officer, BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series

Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:

P.O. Box 9011, Princeton, NJ, 08543-9011



Registrant's telephone number, including area code: (800) 441-7762 Date of fiscal year end: 10/31 Date of reporting period: 07/01/2007 -- 06/30/2008 Item

1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.



By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.



Date: August 25, 2008



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09637
Reporting Period: 07/01/2007 - 06/30/2008
BlackRock Large Cap Series Funds, Inc.









====================== BLACKROCK LARGE CAP CORE PLUS FUND ======================


BIOGEN IDEC INC.

Ticker:       BIIB           Security ID:  09062X103
Meeting Date: JUN 19, 2008   Meeting Type: Proxy Contest
Record Date:  APR 21, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Stelios Papadopoulos       For       For        Management
1.2   Elect Director Cecil Pickett              For       For        Management
1.3   Elect Director Lynn Schenk                For       For        Management
1.4   Elect Director Phillip Sharp              For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Omnibus Stock Plan                For       For        Management
4     Approve Executive Incentive Bonus Plan    For       For        Management
5     Amend Bylaws to Remove Certain Provisions Against   Against    Shareholder
1.1   Elect Director Alexander J. Denner        For       Did Not    Shareholder
                                                          Vote
1.2   Elect Director Anne B. Young              For       Did Not    Shareholder
                                                          Vote
1.3   Elect Director Richard C. Mulligan        For       Did Not    Shareholder
                                                          Vote
1.4   Management Nominee - Phillip Sharp        For       Did Not    Shareholder
                                                          Vote
2     Amend Bylaws to Remove Certain Provisions For       Did Not    Shareholder
                                                          Vote
3     Ratify Auditors                           For       Did Not    Management
                                                          Vote
4     Approve Omnibus Stock Plan                Against   Did Not    Management
                                                          Vote
5     Approve Executive Incentive Bonus Plan    Against   Did Not    Management
                                                          Vote

========== END NPX REPORT